6. EXTENSION FUNDING AGREEMENT AND PROMISSORY NOTES (Details Narrative) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Promissory note payable	$ 1,809,889	$ 1,535,623
Promissory note - related party	$ 862,148	$ 416,141